COMMON STOCK TO BE ISSUED (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Common Stock To Be Isssued [Abstract]
Schedule of Common Stock to Be Issued [Table Text Block]	The following table provides a reconciliation of the transactions, number of shares and associated common stock values for the common stock to be issued at September 30, 2015 and December 31, 2014, respectively.

	At September 30, 2015		At December 31, 2014
Common stock to be issued per:	# of Shares	$ Value	# of Shares	$ Value

Deposits received for common stock to be issued at $5.00 per share	600	$3,000	3,600	$18,000
Deposits received for common stock to be issued at $10.00 per share	-	-	2,400	24,000
Vendor goods and services for common stock to be issued at $7.50 per share	569	4,262	-	-
Convertible notes for common stock to be issued at $8.50 per share	22,133	188,133	-	-
Convertible notes for common stock to be issued at $9.00 per share	42,287	380,583	-	-
Deposits received for common stock to be issued at $10.00 per share	1,177	11,766	-	-
Note payable and accrued interest for common stock to be issued at $10.00	823	8,234	-	-

Total number of shares and value	67,589	$595,978	6,000	$42,000
The following table provides a reconciliation of the transactions, number of shares and associated common stock values for the common stock to be issued at December 31, 2014 and December 31, 2013.

	At December 31, 2014		At December 31, 2013
Common stock to be issued per:	# of Shares	$ Value	# of Shares	$ Value

A stock deposit received for common stock to be issued at $5.00 per share	3,600	18,000	300	1,500
A stock deposit received for common stock to be issued at $10.00 per share	2,400	24,000	-	-

Total number of shares and value	6,000	$42,000	300	$1,500